Financial instruments with off-balance sheet risk or concentrations of credit risk (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Asset	$ 37,260,000	$ 39,045,000	$ 25,628,000
Liability	12,346,000	8,819,000	12,992,000
Credit spread			0.44%
Written Credit Derivatives
Guarantor Obligations [Line Items]
Credit Derivative, Collateral		1,600,000
Derivative, Maximum Payout	875,600,000	689,500,000
Derivative, Fair Value, Net	(1,345,000)	809,000
0-5 years	0	9,882,000
5 years or Greater Expiring Through 2046	7,755,000	550,000
Total Written Credit Default Swaps	7,755,000	10,432,000
Asset	158,000	1,157,000
Liability	1,503,000	348,000
Net Asset/(Liability)	(1,345,000)	809,000
Written Credit Derivatives | Single name (0 - 250)
Guarantor Obligations [Line Items]
Derivative, Fair Value, Net	(1,503,000)	(104,000)
0-5 years	0	368,000
5 years or Greater Expiring Through 2046	5,437,000	0
Total Written Credit Default Swaps	5,437,000	368,000
Asset	0	0
Liability	1,503,000	104,000
Net Asset/(Liability)	(1,503,000)	(104,000)
Written Credit Derivatives | Single name (251-500)
Guarantor Obligations [Line Items]
Derivative, Fair Value, Net	158,000	1,136,000
0-5 years	0	9,514,000
5 years or Greater Expiring Through 2046	2,318,000	0
Total Written Credit Default Swaps	2,318,000	9,514,000
Asset	158,000	1,136,000
Liability	0	0
Net Asset/(Liability)	158,000	1,136,000
Written Credit Derivatives | Index (0-250)
Guarantor Obligations [Line Items]
Derivative, Fair Value, Net		(223,000)
0-5 years		0
5 years or Greater Expiring Through 2046		550,000	400,000
Total Written Credit Default Swaps		550,000
Asset		21,000	200,000
Liability		244,000
Net Asset/(Liability)		(223,000)
Written Credit Derivatives | Estimate of Fair Value Measurement
Guarantor Obligations [Line Items]
Derivative, Fair Value, Net	8,000,000	2,600,000
Net Asset/(Liability)	8,000,000	2,600,000
Credit risk exposure
Guarantor Obligations [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 25,300,000	$ 19,000,000	$ 17,000,000